Cover	Nov. 13, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-33584
Entity Registrant Name	DHI Group, Inc.
Entity Central Index Key	0001393883
Entity Tax Identification Number	20-3179218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	515
Local Phone Number	978-3735
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DHX
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE